Subsequent Events (Details)					1 Months Ended
	Oct. 18, 2021	Oct. 14, 2021	Sep. 30, 2021	Jul. 27, 2021	Dec. 16, 2021 USD ($)	Dec. 16, 2021 CNY (¥)	Nov. 24, 2021 USD ($)	Nov. 24, 2021 CNY (¥)	Sep. 17, 2021 USD ($)	Dec. 16, 2021 CNY (¥)	Nov. 24, 2021 CNY (¥)	Nov. 18, 2021	Sep. 17, 2021 HKD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Events (Details) [Line Items]
Total assets (in Dollars)													$ 430,000	$ 64,843,504	$ 67,703,161
Total liabilities (in Dollars)													$ 890,000	$ 11,887,679	$ 14,816,732
Gain on deconsolidation (in Dollars)									$ 460,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity percentage					20.00%					20.00%		70.00%
Registered capital					$ 15.49					¥ 100,000,000
Auvgo International [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage				35.00%
Capital contributions percentage				30.00%
China Roan Industrial-Financial Holdings Group Co., Limited [Member]
Subsequent Events (Details) [Line Items]
Transfer agreement percentage									100.00%				100.00%
Yuanjia Asset Management Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Appromimately amount									$ 367				$ 2,200
Shenzhen Harvest Business Ltd., Co. [Member]
Subsequent Events (Details) [Line Items]
Capital contributions percentage			30.00%
Yifu Health Industry (Ningbo) Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Capital contributions percentage		30.00%
Flourishing Technology Inc. [Member]
Subsequent Events (Details) [Line Items]
Capital contributions percentage	14.00%
Hangzhou Future New Energy Enterprise Management Partnership (Limited Partnership) [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity percentage							1.00%				1.00%
Company invested							$ 0.02	¥ 100,000
Registered capital							$ 1,550,000				¥ 10,000,000
Medium Carbon Future New Energy Industry Development (Zhejiang) Co., Ltd., [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity percentage					2.00%					2.00%
Company invested					$ 309,760.56	¥ 2,000,000
Registered capital					$ 3.1					¥ 20,000,000
Maximum [Member] | Shenzhen Harvest Business Ltd., Co. [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage			45.00%
Maximum [Member] | Yifu Health Industry (Ningbo) Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage		40.00%
Maximum [Member] | Flourishing Technology Inc. [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage	51.00%
Minimum [Member] | Shenzhen Harvest Business Ltd., Co. [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage			25.00%
Minimum [Member] | Yifu Health Industry (Ningbo) Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage		30.00%
Minimum [Member] | Flourishing Technology Inc. [Member]
Subsequent Events (Details) [Line Items]
Joint venture invest percentage	35.00%
Liuxinghuo [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity percentage												30.00%